Employee compensation and benefits - Benefits expected to be paid from plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 97
Principal plan
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	0
Other plans
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 97
Pension Plan | Principal plan
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	11 years 9 months 18 days	12 years 10 months 24 days
Pension Plan | Principal plan | 2025
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	$ 1,094
Pension Plan | Principal plan | 2026
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	1,129
Pension Plan | Principal plan | 2027
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	1,165
Pension Plan | Principal plan | 2028
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	1,203
Pension Plan | Principal plan | 2029
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	1,242
Pension Plan | Principal plan | 2030-2034
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	$ 6,837
Pension Plan | Other plans
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	9 years 9 months 18 days	10 years 3 months 18 days
Pension Plan | Other plans | 2025
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	$ 437
Pension Plan | Other plans | 2026
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	423
Pension Plan | Other plans | 2027
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	438
Pension Plan | Other plans | 2028
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	432
Pension Plan | Other plans | 2029
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	428
Pension Plan | Other plans | 2030-2034
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	$ 2,223